ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
12.	ACCRUED LIABILITIES

All figures in USD ‘000	2019	2018
Accrued Interest	163	1,598
Accrued Expenses	11,569	7,362
Settlement Deferred Compensation Liabilities	3,830	-
Total as of December 31,	15,562	8,960

The settlement of the deferred compensation liabilities includes the settlement with our former CFO and Executive Vice President that is payable within March 31, 2020 and payroll taxes related to this settlement and the settlement of the Executive Pension Plan with our Chairman, President & CEO. We refer to note 7 for further information.